RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)		1 Months Ended					2 Months Ended	12 Months Ended
	Apr. 13, 2020	Feb. 23, 2021	Oct. 28, 2020	Sep. 16, 2020	Aug. 27, 2020	Nov. 22, 2019	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Repayments to related parties								$ (128,166)	$ (78,992)	$ 0
Due to related parties								0	0	76,703
Ruby Hui [Member]
Price per share		$ 0.12	$ 0.05	$ 0.05	$ 0.05
Common stock shares issued		100,000
Net proceeds		$ 12,000
Ruby Hui [Member] | Private Placement [Member]
Stock issued during period, Restricted shares, Shares			800,000
Stock issued during period, Restricted shares, Per share			$ 0.05
Stock issued, issue percentage			5.00%
Ruby Hui [Member] | Private Placement [Member] | Restricted Stock [Member]
Stock issued during period, Restricted shares, Shares				1,078,445			1,078,445
Stock issued during period, Restricted shares, Per share				$ 0.05	$ 0.05
Stock issued, issue percentage				5.00%	5.00%
Yongbiao Ding [Member] | Private Placement [Member] | Restricted Stock [Member]
Stock issued during period, Restricted shares, Shares						300,000
Stock issued during period, Restricted shares, Per share						$ 0.10
Mr. Lee [Member]
Management services fees								30,000	30,000	30,000
Expenses paid by related parties								4,906	21,260	22,236
Advanced							$ 3,084	191,318	3,084	16,523
Repayments to related parties								268	78,992	10,056
Due to related parties								$ 415,347	$ 110,358	$ 136,703
Dr. Moore [Member] | Private Placement [Member] | Restricted Stock [Member]
Stock issued during period, Restricted shares, Shares	1,000,000
Stock issued during period, Restricted shares, Per share	$ 0.05